Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2019
Successor [Member]
Goodwill and Intangible Assets

8. GOODWILL AND INTANGIBLE ASSETS

Goodwill

Changes in the carrying amount of goodwill of the Company between December 31, 2018 and March 31, 2019 are as follows (in thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2018	$416,494	154,046	570,540
Measurement period adjustments	-	-	-
Balance as of March 31, 2019	$416,494	154,046	570,540

Intangible assets subject to amortization, net

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts	10
Trademarks and trade names	8
Total intangible assets	9.6

The details of our intangible assets subject to amortization are set forth below (in thousands):

	March 31, 2019			December 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts	$121,500	$(10,126)	$111,374	$121,500	$(7,088)	$114,412
Trademarks and trade names	25,500	(2,656)	22,844	25,500	(1,860)	23,640
Total intangible assets	$147,000	$(12,782)	$134,218	$147,000	$(8,948)	$138,052